Cash, cash equivalents, and restricted cash	6 Months Ended
Jun. 30, 2023
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash, cash equivalents, and restricted cash
3. Cash, cash equivalents, and restricted cash
The Company considers all highly liquid investments with an original contractual maturity or a remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents consist of money market funds and U.S. treasury securities as of June 30, 2023 and December 31, 2022.
The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the condensed balance sheets that sum to the total of the same such amounts shown in the condensed statements of cash flows:

(in thousands)	June 30, 2023	December 31, 2022

Cash and cash equivalents	$31,110	$37,887
Restricted cash	508	878

Total cash, cash equivalents, and restricted cash	$31,618	$38,765

Restricted cash, included in other
non-current
assets in the condensed balance sheets, includes $0.5 million in cash deposits the Company maintains with its bank as collateral for the irrevocable letter of credit related to its lease obligations.